Share-based payments - Disclosure of Information Concerning Outstanding Stock Options (Details)	12 Months Ended
	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	12,830,826	15,237,883
Granted (in shares) | shares	52,735	1,944,829
Exercised (in shares) | shares	(1,942,580)	(2,737,156)
Forfeited (in shares) | shares	(1,045,783)	(1,610,969)
Expired (in shares) | shares	(3,606)	(3,761)
Outstanding, end of year (in shares) | shares	9,891,592	12,830,826
Exercisable, end of year (in shares) | shares	5,460,470	5,695,951
Outstanding, beginning of year (in CAD per share) | $	$ 52.01	$ 44.70
Granted (in CAD per share) | $	82.59	83.94
Exercised (in CAD per share) | $	32.81	28.19
Forfeited (in CAD per share) | $	64.11	61.93
Expired (in CAD per share) | $	34.79	28.13
Outstanding, end of year (in CAD per share) | $	54.64	52.01
Exercisable, end of year (in CAD per share) | $	$ 41.32	$ 34.11